Servicing (Tables)	12 Months Ended
Dec. 31, 2017
Servicing [Abstract]
Schedule of Servicing Assets at Fair Value

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2017, 2016 and 2015:

	(in thousands)
	2017	2016	2015
Fair value at beginning of year	$1,247	$1,181	$1,218
Capitalized servicing rights – new
loan sales	183	273	252
Disposals (amortization based on
loan payments and payoffs)	(129)	(195)	(552)
Change in fair value	(31)	(12)	263
Fair value at end of year	$1,270	$1,247	$1,181